Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value
5.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2	Assets and liabilities whose values are based on the following:

(a)   Quoted prices for similar assets or liabilities in active markets;

(b)   Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)   Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017. The Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017 were as follows:

December 31, 2018

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$94,902	$206,690	$334	$301,926
Obligations of U.S. States and Political Subdivisions	—	762,465	—	762,465
Foreign government	—	19,977	—	19,977
All other corporate securities	—	5,511,797	12,609	5,524,406
ABS	—	391,260	785	392,045
CMBS	—	300,967	—	300,967
RMBS	—	87,688	—	87,688
Redeemable preferred stock	—	14,800	—	14,800
Fixed maturities, trading	—	197,651	—	197,651
Fixed maturities, fair value option	—	10,028	—	10,028
Common stock	—	—	6,988	6,988
Short-term investments	269,016	—	—	269,016
Other invested assets
Equity options	3,515	—	—	3,515
Futures	(539)	—	—	(539)
Separate accounts assets	1,266,912	—	—	1,266,912

Total assets at fair value	$1,633,806	$7,503,323	$20,716	$9,157,845

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(44,947)	$(44,947)
Equity indexed life contracts	—	(8,624)	—	(8,624)
Guaranteed minimum accumulation benefits	—	—	(5,203)	(5,203)
Guaranteed minimum withdrawal benefits	—	—	(113)	(113)
Separate accounts liabilities	(1,266,912)	—	—	(1,266,912)

Total liabilities at fair value	$(1,266,912)	$(8,624)	$(50,263)	$(1,325,799)

December 31, 2017

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$156,959	$247,739	$4,897	$409,595
Obligations of U.S. States and Political Subdivisions	—	776,531	—	776,531
Foreign government	—	22,791	—	22,791
All other corporate securities	—	6,371,395	18,351	6,389,746
ABS	—	462,290	17,933	480,223
CMBS	—	187,825	—	187,825
RMBS	—	133,450	—	133,450
Redeemable preferred stock	—	14,800	—	14,800
Fixed maturities, trading		97,819		97,819
Fixed maturities, fair value option	—	12,095	—	12,095
Common stock	—	—	8,152	8,152
Short-term investments	190,376	—	—	190,376
Other invested assets
Equity options	21,045	—	—	21,045
Separate accounts assets	1,460,380	—	—	1,460,380

Total assets at fair value	$1,828,760	$8,326,735	$49,333	$10,204,828

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(57,531)	$(57,531)
Equity indexed life contracts	—	(29,911)	—	(29,911)
Guaranteed minimum accumulation benefits	—	—	(4,557)	(4,557)
Guaranteed minimum withdrawal benefits	—	—	(113)	(113)
Separate accounts liabilities	(1,460,380)	—	—	(1,460,380)

Total liabilities at fair value	$(1,460,380)	$(29,911)	$(62,201)	$(1,552,492)

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities, Fair Value Option and Trading Securities

The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. U.S. Treasury securities are included within Level 1 due to the market activity. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2018 or 2017.

Common Stock

The Company’s investment in common stock is not practicable to measure at fair value due to the redemption provisions. Therefore, carrying value approximates fair value.

Short-term Investments

Short-term investments are primarily money market securities valued using unadjusted quoted prices in active markets that are accessible for identical assets and classified as Level 1.

Other Invested Assets

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Policyholders’ Account Balances

The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

The liabilities for guarantees primarily associated with the optional living benefit features of certain equity indexed life contracts are calculated based on the fair value of the underlying hedging instrument for these contracts.

Level 3 Fair Value Measurements

Quantitative information about the significant unobservable inputs used in Level 3 fair value measurements was as follows as of December 31, 2018 and 2017:

December 31, 2018

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(44,947)	Option Pricing Technique	Projected Option Cost	1.40% - 1.63%	1.48%

December 31, 2017

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(57,531)	Option Pricing Technique	Projected Option Cost	1.40% - 1.64%	1.42%

Excluded from the table above at December 31, 2018 and 2017 are approximately $20.7 million and $49.3 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The table above also excludes underlying quantitative inputs related to liabilities held for the Company’s guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

The rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the years ended December 31, 2018, 2017 and 2016 was as follows:

($ in thousands)	Balance, January 1, 2018	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2018
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$4,897	$(1,297)	$211	$—	$(3,477)	$—	$—	$—	$—	$334
All other corporate securities	18,351	(27)	(26)	—	(965)	—	(2,077)	—	(2,647)	12,609
ABS	17,933	81	(632)	1,931	(16,157)	—	—	—	(2,371)	785
Common stock	8,152	—	—	—	—	110	(1,274)	—	—	6,988
Liabilities
Equity indexed annuity contracts	(57,531)	12,584	—	—	—	—	—	—	—	(44,947)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(4,670)	(646)	—	—	—	—	—	—	—	(5,316)

($ in thousands)	Balance, January 1, 2017	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2017
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$6,573	$(1,308)	$(368)	$—	$—	$—	$—	$—	$—	$4,897
All other corporate securities	19,351	(8)	121	—	—	—	—	—	(1,113)	18,351
ABS	26,135	1,509	873	—	(8,828)	16,817	—	—	(18,573)	17,933
Common stock	5,100	—	—	—	—	3,052	—	—	—	8,152
Liabilities
Equity indexed annuity contracts	(55,871)	(1,660)	—	—	—	—	—	—	—	(57,531)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(6,835)	2,165	—	—	—	—	—	—	—	(4,670)

($ in thousands)	Balance, January 1, 2016	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2016
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$—	$(491)	$187	$—	$—	$6,877	$—	$—	$—	$6,573
All other corporate securities	11,520	(123)	(246)	15,370	(4,483)	—	(955)	—	(1,732)	19,351
ABS	14,260	(53)	347	3,093	—	11,165	—	—	(2,677)	26,135
Common stock	—	—	—	—	—	5,100	—	—	—	5,100
Liabilities
Equity indexed annuity contracts	(64,138)	8,267	—	—	—	—	—	—	—	(55,871)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(7,814)	979	—	—	—	—	—	—	—	(6,835)

(1)	These amounts are 100% ceded in accordance with the Company’s reinsurance agreements.

Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Values of Certain Other Investments

The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet. However, in some cases, the carrying amount equals or approximates fair value. The carrying amount and fair value by fair value hierarchy level of certain financial instruments not reported at fair value as of December 31, 2018 and 2017 were as follows:

December 31, 2018
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$852,034	$852,034
Policy loans	—	—	176,782	176,782
Cash and cash equivalents	6,177	—	—	6,177
Vehicle note	—	—	763,570	763,570

Total assets at fair value	$6,177	$—	$1,792,386	$1,798,563

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$4,824,055	$4,824,055
Other long-term debt	—	—	763,570	763,570

	$—	$—	$5,587,625	$5,587,625

December 31, 2017
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$1,044,531	$1,044,531
Policy loans	—	—	178,437	178,437
Cash and cash equivalents	78,801	—	—	78,801
Vehicle note	—	—	736,925	736,925

Total assets at fair value	$78,801	$—	$1,959,893	$2,038,694

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,439,621	$5,439,621
Other long-term debt	—	—	736,925	736,925

	$—	$—	$6,176,546	$6,176,546

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash and Cash Equivalents

The Company believes that due to the short-term nature of certain assets, including sweep account balances, the carrying value approximates fair value.

Vehicle Note and Other Long-Term Debt

The fair value of the Vehicle note and Other long-term debt is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.